EV CLASSIC FLORIDA MUNICIPALS FUND
               EV CLASSIC MASSACHUSETTS MUNICIPALS FUND
                EV CLASSIC MISSISSIPPI MUNICIPALS FUND
                  EV CLASSIC NEW YORK MUNICIPALS FUND
                    EV CLASSIC OHIO MUNICIPALS FUND
                EV CLASSIC RHODE ISLAND MUNICIPALS FUND
               EV CLASSIC WEST VIRGINIA MUNICIPALS FUND
           (each formerly an EV Classic State Tax Free Fund)
            Supplement to Prospectus dated February 1, 1995

     The shareholders of each Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, each Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals." Also, the first sentence of the first paragraph under "How the Funds and the Portfolios Invest their Assets" is replaced with the following:

     Each Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

December 15, 1995                                               C-2/1PS


                  EV MARATHON FLORIDA MUNICIPALS FUND
               EV MARATHON MASSACHUSETTS MUNICIPALS FUND
                EV MARATHON MISSISSIPPI MUNICIPALS FUND
                 EV MARATHON NEW YORK MUNICIPALS FUND
                   EV MARATHON OHIO MUNICIPALS FUND
               EV MARATHON RHODE ISLAND MUNICIPALS FUND
               EV MARATHON WEST VIRGINIA MUNICIPALS FUND
          (each formerly an EV Marathon State Tax Free Fund)
            Supplement to Prospectus dated February 1, 1995

     The shareholders of each Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, each Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals." Also, the first sentence of the first paragraph under "How the Funds and the Portfolios Invest their Assets" is replaced with the following:

     Each Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

December 15, 1995                                               M-2/1PS